Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Short-Term Borrowings
Short-Term Borrowings
Short-term borrowings were as follows:

December 31 (In thousands)	2014	2013
Securities sold under agreements to repurchase and federal funds purchased	$276,980	$242,029
FHLB advances	—	—
Total short-term borrowings	$276,980	$242,029

The outstanding balances for all short-term borrowings as of December 31, 2014 and 2013 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	FHLB Advances
2014
Ending balance	$276,980	$—
Highest month-end balance	307,025	—
Average daily balance	262,709	561
Weighted-average interest rate:
As of year-end	0.18%	—%
Paid during the year	0.19%	0.10%
2013
Ending balance	$242,029	$—
Highest month-end balance	280,863	—
Average daily balance	251,868	1,255
Weighted-average interest rate:
As of year-end	0.19%	—%
Paid during the year	0.21%	0.41%

During 2013 and 2014, outstanding FHLB advances were collateralized by investment securities owned by the Corporation’s bank subsidiary and by various loans pledged under a blanket agreement by the Corporation’s bank subsidiary.

See Note 6 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. At December 31, 2014 and 2013, $2,038 million and $2,072 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park’s bank subsidiary.

Note 6 states that $664 million and $648 million of securities were pledged to secure repurchase agreements as of December 31, 2014 and 2013, respectively. Park’s repurchase agreements in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis. Park’s repurchase agreements with a third-party financial institution are classified as long-term debt. See Note 13 of these Notes to Consolidated Financial Statements.